UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21470

Investment Company Act File Number

Eaton Vance Tax-Advantaged Global Dividend Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Advantaged Global Dividend Income Fund

January 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 106.9%

Security	Shares	Value
Aerospace & Defense — 2.2%
United Technologies Corp.(1)	308,556	$27,057,276

		$27,057,276

Air Freight & Logistics — 1.1%
C.H. Robinson Worldwide, Inc.	199,740	$12,937,160

		$12,937,160

Airlines — 1.0%
easyJet PLC	540,803	$11,987,824

		$11,987,824

Automobiles — 0.6%
Toyota Motor Corp.(1)	115,986	$6,985,786

		$6,985,786

Banks — 8.9%
JPMorgan Chase & Co.(1)	393,187	$23,394,626
Lloyds Banking Group PLC(1)	10,294,617	9,644,584
Mitsubishi UFJ Financial Group, Inc.(1)	3,502,861	17,962,303
Natixis SA(1)	2,851,214	13,949,802
Nordea Bank AB	1,230,544	12,391,211
Wells Fargo & Co.(1)	608,025	30,541,096

		$107,883,622

Beverages — 4.4%
Anheuser-Busch InBev SA/NV(1)	139,504	$17,544,935
Constellation Brands, Inc., Class A(1)	87,911	13,404,669
Diageo PLC(1)	841,469	22,653,612

		$53,603,216

Biotechnology — 2.7%
Celgene Corp.(1)(2)	177,188	$17,775,500
Gilead Sciences, Inc.(1)	186,127	15,448,541

		$33,224,041

Capital Markets — 2.4%
Azimut Holding SpA	272,476	$5,737,403
Credit Suisse Group AG(1)	640,689	11,350,041
Credit Suisse Group AG(1)(3)	663,848	11,760,311

		$28,847,755

Chemicals — 1.1%
Syngenta AG	35,580	$13,101,091

		$13,101,091

Commercial Services & Supplies — 1.5%
Brambles, Ltd.(1)	2,360,156	$18,853,812

		$18,853,812

Consumer Finance — 3.4%
Discover Financial Services(1)	365,545	$16,738,306
Synchrony Financial(1)(2)	891,222	25,328,529

		$42,066,835

Diversified Financial Services — 0.5%
Banca Mediolanum SpA	874,428	$5,835,172

		$5,835,172

Security	Shares	Value
Diversified Telecommunication Services — 1.8%
Nippon Telegraph & Telephone Corp.(1)	521,345	$22,195,013

		$22,195,013

Electric Utilities — 1.7%
NextEra Energy, Inc.	186,427	$20,825,760

		$20,825,760

Electrical Equipment — 1.2%
Nidec Corp.(1)	209,000	$14,259,817

		$14,259,817

Electronic Equipment, Instruments & Components — 0.5%
Yaskawa Electric Corp.	592,486	$6,574,921

		$6,574,921

Energy Equipment & Services — 1.2%
Schlumberger, Ltd.(1)	204,628	$14,788,466

		$14,788,466

Food & Staples Retailing — 1.0%
METRO AG	433,000	$12,269,138

		$12,269,138

Food Products — 2.1%
Kerry Group PLC, Class A	119,785	$9,767,598
Mondelez International, Inc., Class A(1)	362,740	15,634,094

		$25,401,692

Health Care Equipment & Supplies — 1.4%
Medtronic PLC(1)	223,087	$16,936,765

		$16,936,765

Health Care Providers & Services — 0.9%
McKesson Corp.	67,745	$10,905,590

		$10,905,590

Hotels, Restaurants & Leisure — 2.3%
Accor SA(1)	373,142	$14,171,285
TUI AG(1)	820,000	13,925,886

		$28,097,171

Household Durables — 1.0%
Newell Rubbermaid, Inc.	313,665	$12,163,929

		$12,163,929

Household Products — 1.2%
Reckitt Benckiser Group PLC(1)	161,757	$14,386,834

		$14,386,834

Industrial Conglomerates — 2.4%
General Electric Co.(1)	993,422	$28,908,580

		$28,908,580

Insurance — 4.6%
Chubb, Ltd.(1)	163,619	$18,500,400
Prudential PLC(1)	1,082,228	21,261,641
St. James’s Place PLC(1)	1,176,925	16,113,655

		$55,875,696

Internet Software & Services — 6.6%
Alibaba Group Holding, Ltd. ADR(2)	134,268	$8,999,984
Alphabet, Inc., Class C(1)(2)	67,163	49,898,751
Facebook, Inc., Class A(1)(2)	189,253	21,236,079

		$80,134,814

Security	Shares	Value
IT Services — 2.8%
Visa, Inc., Class A(1)	320,979	$23,909,726
Worldpay Group PLC(2)(4)	2,170,344	9,725,714

		$33,635,440

Machinery — 1.6%
FANUC Corp.	42,534	$5,694,860
Melrose Industries PLC	442,839	1,887,999
Wartsila Oyj Abp	257,292	11,556,885

		$19,139,744

Media — 4.1%
Live Nation Entertainment, Inc.(1)(2)	491,769	$11,163,156
Vivendi SA(1)	1,010,000	21,957,481
Walt Disney Co. (The)(1)	172,390	16,518,410

		$49,639,047

Multi-Utilities — 2.1%
National Grid PLC(1)	809,322	$11,402,293
Sempra Energy	150,263	14,237,419

		$25,639,712

Multiline Retail — 1.2%
Dollar General Corp.(1)	200,561	$15,054,109

		$15,054,109

Oil, Gas & Consumable Fuels — 5.7%
Devon Energy Corp.(1)	307,320	$8,574,228
Exxon Mobil Corp.(1)	120,540	9,384,039
Occidental Petroleum Corp.(1)	272,980	18,789,213
Range Resources Corp.	216,547	6,401,129
Royal Dutch Shell PLC, Class B(1)	1,214,125	26,453,270

		$69,601,879

Personal Products — 1.6%
Estee Lauder Cos., Inc. (The), Class A(1)	236,785	$20,185,921

		$20,185,921

Pharmaceuticals — 8.4%
Bayer AG(1)	163,839	$18,439,460
Novo Nordisk A/S, Class B	248,770	13,898,383
Perrigo Co. PLC(1)	131,619	19,029,475
Roche Holding AG PC(1)	76,441	19,800,066
Shire PLC	226,926	12,728,738
Teva Pharmaceutical Industries, Ltd. ADR(1)	288,842	17,758,006

		$101,654,128

Professional Services — 2.6%
SGS SA	6,979	$13,563,340
Verisk Analytics, Inc.(1)(2)	241,439	17,625,047

		$31,188,387

Real Estate Investment Trusts (REITs) — 1.3%
Equity Residential(1)	206,644	$15,930,186

		$15,930,186

Road & Rail — 1.0%
Union Pacific Corp.	172,572	$12,425,184

		$12,425,184

Semiconductors & Semiconductor Equipment — 2.1%
ASML Holding NV	147,234	$13,513,453
Infineon Technologies AG	878,586	11,756,748

		$25,270,201

Security	Shares	Value
Specialty Retail — 4.5%
Buckle, Inc. (The)	258,330	$7,341,739
Dixons Carphone PLC(1)	1,593,257	10,805,324
Industria de Diseno Textil SA(1)	476,935	15,695,559
Lowe’s Cos., Inc.(1)	300,770	21,553,178

		$55,395,800

Technology Hardware, Storage & Peripherals — 0.9%
Apple, Inc.(1)	108,913	$10,601,591

		$10,601,591

Textiles, Apparel & Luxury Goods — 3.3%
LVMH Moet Hennessy Louis Vuitton SE(1)	101,997	$16,405,856
NIKE, Inc., Class B(1)	205,255	12,727,863
Pandora A/S(1)	82,120	10,986,465

		$40,120,184

Tobacco — 2.7%
Imperial Tobacco Group PLC(1)	245,636	$13,300,105
Reynolds American, Inc.(1)	381,944	19,078,103

		$32,378,208

Wireless Telecommunication Services — 1.3%
Vodafone Group PLC(1)	4,908,374	$15,777,227

		$15,777,227

Total Common Stocks (identified cost $1,341,789,741)		$1,299,744,724

Preferred Stocks — 16.6%

Security	Shares	Value
Banks — 8.1%
AgriBank FCB, 6.875% to 1/1/24(5)	50,890	$5,480,217
Barclays Bank PLC, 8.25% to 12/15/18(5)	9,971	10,576,597
Citigroup, Inc., Series K, 6.875% to 11/15/23(5)	226,210	6,227,901
CoBank ACB, Series F, 6.25% to 10/1/22(4)(5)	51,100	5,311,206
Farm Credit Bank of Texas, 6.75% to 9/15/23(4)(5)	7,600	812,725
Farm Credit Bank of Texas, Series 1, 10.00%(4)	2,490	3,117,169
First Tennessee Bank, 3.75%(4)(6)	2,570	1,709,853
JPMorgan Chase & Co., Series O, 5.50%	125,773	3,170,737
JPMorgan Chase & Co., Series R, 6.00% to 8/1/23(5)	2,509	2,511,823
JPMorgan Chase & Co., Series X, 6.10% to 10/1/24(5)	2,794	2,816,341
JPMorgan Chase & Co., Series Y, 6.125%	173,075	4,479,181
KeyCorp, Series A, 7.75% (Convertible)	46,185	6,004,050
Lloyds Banking Group PLC, 6.657% to 5/21/37(4)(5)	916	1,036,971
Regions Financial Corp., Series A, 6.375%	251,601	6,561,754
Royal Bank of Scotland Group PLC, Series L, 5.75%	184,990	4,582,202
Standard Chartered PLC, 7.014% to 7/30/37(4)(5)	39.32	4,189,878
SunTrust Banks, Inc., Series E, 5.875%	287,627	7,412,867
Texas Capital Bancshares, Inc., 6.50%	286,789	7,011,991
Texas Capital Bancshares, Inc., Series A, 6.50%	21,450	520,591
Webster Financial Corp., Series E, 6.40%	173,970	4,506,258
Wells Fargo & Co., Series L, 7.50% (Convertible)	6,677	7,825,444
Zions Bancorporation, Series I, 5.80% to 9/15/23(5)	681	660,823
Zions Bancorporation, Series J, 7.20% to 9/15/23(5)	2,275	2,467,854

		$98,994,433

Capital Markets — 1.4%
Affiliated Managers Group, Inc., 6.375%	50,430	$1,311,810
Goldman Sachs Group, Inc. (The), Series I, 5.95%	40,759	1,052,805
Goldman Sachs Group, Inc. (The), Series J, 5.50% to 5/10/23(5)	192,064	4,795,838
Morgan Stanley, Series G, 6.625%	277,858	7,443,816
State Street Corp., Series D, 5.90% to 3/15/24(5)	105,571	2,844,241

		$17,448,510

Security	Shares	Value
Consumer Finance — 1.0%
Capital One Financial Corp., Series B, 6.00%	325,331	$8,432,580
Discover Financial Services, Series B, 6.50%	134,450	3,508,311

		$11,940,891

Diversified Financial Services — 0.5%
KKR Financial Holdings, LLC, Series A, 7.375%	239,185	$6,300,731

		$6,300,731

Electric Utilities — 1.4%
AES Gener SA, 8.375% to 6/18/19(4)(5)	6,131	$6,086,465
Entergy Arkansas, Inc., 6.45%	51,243	1,293,886
NextEra Energy Capital Holdings, Inc., Series G, 5.70%	47,541	1,227,627
NextEra Energy Capital Holdings, Inc., Series I, 5.125%	60,924	1,530,411
Southern California Edison Co., Series E, 6.25% to 2/1/22(5)	2,656	2,929,623
Southern Co. (The), 6.25%	169,479	4,489,499

		$17,557,511

Food Products — 1.4%
Dairy Farmers of America, 7.875%(4)	86,230	$9,196,973
Land O’Lakes, Inc., 8.00%(4)	5,326	5,606,799
Ocean Spray Cranberries, Inc., 6.25%(4)	18,430	1,598,227

		$16,401,999

Insurance — 0.2%
Aspen Insurance Holdings, Ltd., 5.95% to 7/1/23(5)	38,700	$1,001,169
Endurance Specialty Holdings, Ltd., Series B, 7.50%	49,418	1,269,054

		$2,270,223

Machinery — 0.6%
Stanley Black & Decker, Inc., 5.75%	274,918	$7,090,548

		$7,090,548

Multi-Utilities — 0.1%
DTE Energy Co., Series C, 5.25%	53,348	$1,339,035

		$1,339,035

Pipelines — 0.3%
NuStar Logistics LP, 7.625% to 1/15/18(5)	155,960	$3,163,103

		$3,163,103

Real Estate Investment Trusts (REITs) — 0.9%
Cedar Realty Trust, Inc., Series B, 7.25%	103,900	$2,597,500
DDR Corp., Series J, 6.50%	259,000	6,594,140
Vornado Realty Trust, Series K, 5.70%	53,253	1,355,289

		$10,546,929

Thrifts & Mortgage Finance — 0.7%
Elmira Savings Bank, 8.998% to 12/31/17(5)	2,545	$2,366,850
EverBank Financial Corp., Series A, 6.75%	233,731	5,775,493

		$8,142,343

Total Preferred Stocks (identified cost $193,274,121)		$201,196,256

Corporate Bonds & Notes — 9.0%

Security	Principal Amount (000’s omitted)	Value
Banks — 4.7%
Banco do Brasil SA, 9.00% to 6/18/24, 6/29/49(4)(5)	$3,009	$1,820,445
Bank of America Corp., Series AA, 6.10% to 3/17/25, 12/29/49(5)	7,201	7,330,258
BNP Paribas SA, 7.375% to 8/19/25, 12/29/49(4)(5)	6,895	6,774,337
Caixa Economica Federal, 7.25% to 7/23/19, 7/23/24(4)(5)	3,348	2,531,925

Security	Principal Amount (000’s omitted)	Value
Credit Agricole SA, 7.875% to 1/23/24, 1/29/49(4)(5)	$7,064	$6,895,156
Credit Suisse Group AG, 6.25% to 12/18/24, 12/29/49(4)(5)	8,911	8,721,267
Deutsche Bank AG, 7.50% to 4/30/25, 12/29/49(5)	3,240	2,945,160
JPMorgan Chase & Co., Series Z, 5.30% to 5/1/20, 12/29/49(5)	2,830	2,812,313
Lloyds Banking Group PLC, 7.50% to 6/27/24, 4/30/49(5)	5,240	5,436,500
Royal Bank of Scotland Group PLC, 8.00% to 8/10/25, 12/29/49(5)	4,620	4,752,825
Societe Generale SA, 8.25% to 11/29/18, 9/29/49(5)(7)	6,774	7,078,193

		$57,098,379

Diversified Financial Services — 0.4%
Leucadia National Corp., 6.625%, 10/23/43	$3,952	$3,184,016
Textron Financial Corp., 6.00% to 2/15/17, 2/15/67(4)(5)	2,083	1,484,137

		$4,668,153

Diversified Telecommunication Services — 0.5%
Koninklijke KPN NV, 7.00% to 3/28/23, 3/28/73(4)(5)	$6,462	$6,607,395

		$6,607,395

Electric Utilities — 1.3%
AES Panama SA, 6.00%, 6/25/22(4)	$1,329	$1,329,000
Enel SpA, 8.75% to 9/24/23, 9/24/73(4)(5)	6,888	7,594,020
PPL Capital Funding, Inc., Series A, 6.70% to 3/30/17, 3/30/67(5)	9,900	7,624,861

		$16,547,881

Energy Equipment & Services — 0.1%
Abengoa Finance S.A.U., 7.75%, 2/1/20(4)	$4,019	$693,278

		$693,278

Insurance — 0.8%
Genworth Financial, Inc., 7.625%, 9/24/21	$1,183	$816,270
Genworth Financial, Inc., 7.70%, 6/15/20	219	169,178
QBE Capital Funding III, Ltd., 7.25% to 5/24/21, 5/24/41(4)(5)	879	970,196
XLIT, Ltd., Series, E, 6.50% to 4/15/17, 10/29/49(5)	10,338	7,526,064

		$9,481,708

Metals & Mining — 0.5%
BHP Billiton Finance USA, Ltd., 6.75% to 10/19/25, 10/19/75(4)(5)	$5,175	$4,877,437
Freeport-McMoRan, Inc., 3.55%, 3/1/22	1,902	822,615

		$5,700,052

Oil, Gas & Consumable Fuels — 0.1%
Odebrecht Oil & Gas Finance, Ltd., 7.00% to 6/17/24, 12/29/49(4)(5)	$6,342	$1,204,980

		$1,204,980

Telecommunications — 0.6%
Colombia Telecomunicaciones SA ESP, 8.50% to 3/30/20, 12/29/49(4)(5)	$9,141	$7,566,006

		$7,566,006

Total Corporate Bonds & Notes (identified cost $125,723,308)		$109,567,832

Exchange-Traded Funds — 0.2%

Security	Shares	Value
Equity Funds — 0.2%
iShares U.S. Preferred Stock ETF	48,638	$1,871,104

Total Exchange-Traded Funds (identified cost $1,904,924)		$1,871,104

Short-Term Investments — 2.3%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.40%(8)	$28,183	$28,182,899

Total Short-Term Investments (identified cost $28,182,899)		$28,182,899

Total Investments — 135.0% (identified cost $1,690,874,993)		$1,640,562,815

Other Assets, Less Liabilities — (35.0)%		$(425,205,238)

Net Assets — 100.0%		$1,215,357,577

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security has been segregated as collateral with the custodian for borrowings under the Committed Facility Agreement.

(2)	Non-income producing security.

(3)	Security was acquired in a private offering and may be resold on a designated offshore securities market pursuant to Regulation S under the Securities Act of 1933.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2016, the aggregate value of these securities is $107,461,559 or 8.8% of the Fund’s net assets.

(5)	Security converts to floating rate after the indicated fixed-rate coupon period.

(6)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2016.

(7)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2016, the aggregate value of these securities is $7,078,193 or 0.6% of the Fund’s net assets.

(8)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2016 was $19,777.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	54.8%	$899,103,354
United Kingdom	11.6	189,521,785
France	5.3	87,232,110
Switzerland	4.8	78,296,116
Japan	4.5	73,672,700
Germany	3.6	59,336,392
Netherlands	2.8	46,574,118
Ireland	1.8	30,022,400
Denmark	1.5	24,884,848
Australia	1.5	24,701,445
Italy	1.2	19,166,595
Israel	1.1	17,758,006
Belgium	1.1	17,544,935
Spain	1.0	16,388,837
Sweden	0.7	12,391,211
Finland	0.7	11,556,885
China	0.5	8,999,984

Country	Percentage of Total Investments	Value
Colombia	0.5%	$7,566,006
Chile	0.4	6,086,465
Brazil	0.3	5,557,350
Panama	0.1	1,329,000
Bermuda	0.1	1,001,169
Exchange-Traded Funds	0.1	1,871,104

Total Investments	100.0%	$1,640,562,815

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Equity Futures
CAC 40 Index	260	Short	Feb-16	$(12,098,905)	$(12,451,778)	$(352,873)
DAX 30 Index	108	Short	Mar-16	(28,614,414)	(28,673,426)	(59,012)
E-mini S&P 500 Index	432	Long	Mar-16	40,829,089	41,690,160	861,071

						$449,186

CAC 40 Index: Cotation Assistée en Continu Index comprised of the 40 largest companies listed on the Paris Bourse Exchange.

DAX 30 Index: Blue chip stock market index consisting of the 30 major German companies trading on the Frankfurt Stock Exchange.

Abbreviations:

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

At January 31, 2016, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. During the fiscal year to date ended January 31, 2016, the Fund entered into equity futures contracts on securities indices to gain or limit exposure to certain markets particularly in connection with engaging in the dividend capture trading strategy.

At January 31, 2016, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is equity price risk was $861,071 and $411,885, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,704,098,376

Gross unrealized appreciation	$82,933,245
Gross unrealized depreciation	(146,468,806)

Net unrealized depreciation	$(63,535,561)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$96,522,384	$110,933,642	$—	$207,456,026
Consumer Staples	68,302,787	89,922,222	—	158,225,009
Energy	57,937,075	26,453,270	—	84,390,345
Financials	136,268,315	120,170,951	—	256,439,266
Health Care	97,853,877	64,866,647	—	162,720,524
Industrials	98,953,247	77,804,537	—	176,757,784
Information Technology	114,646,131	41,570,836	—	156,216,967
Materials	—	13,101,091	—	13,101,091
Telecommunication Services	—	37,972,240	—	37,972,240
Utilities	35,063,179	11,402,293	—	46,465,472
Total Common Stocks	$705,546,995	$594,197,729 *	$—	$1,299,744,724
Preferred Stocks
Consumer Staples	$—	$16,401,999	$—	$16,401,999
Energy	—	3,163,103	—	3,163,103
Financials	80,473,634	75,170,426	—	155,644,060
Industrials	—	7,090,548	—	7,090,548
Utilities	7,358,945	11,537,601	—	18,896,546
Total Preferred Stocks	$87,832,579	$113,363,677	$—	$201,196,256
Corporate Bonds & Notes	$—	109,567,832	$—	$109,567,832
Exchange-Traded Funds	1,871,104	—	—	1,871,104
Short-Term Investments	—	28,182,899	—	28,182,899
Total Investments	$795,250,678	$845,312,137	$—	$1,640,562,815
Futures Contracts	$861,071	$—	$—	$861,071
Total	$796,111,749	$845,312,137	$—	$1,641,423,886

Liability Description
Futures Contracts	$—	$(411,885)	$—	$(411,885)
Total	$—	$(411,885)	$—	$(411,885)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of October 31, 2015 whose fair value was determined using Level 3 inputs. At January 31, 2016, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Financial Futures Contracts - Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Advantaged Global Dividend Income Fund

By:	/s/ Michael A. Allison
Michael A. Allison
President

Date:	March 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Allison
Michael A. Allison
President

Date:	March 28, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 28, 2016